Convertible bonds (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Convertible bonds, current	$ 405,603	$ 435,087
Notes due 2025
Current
Convertible bonds, current	0	435,087
Notes due 2026
Current
Convertible bonds, current	$ 405,603	$ 0